111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                     September 2, 2015

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on behalf of MFS® Lifetime® Income Fund, MFS® Lifetime® 2015 Fund, MFS® Lifetime® 2020 Fund, MFS® Lifetime® 2025 Fund, MFS® Lifetime® 2030 Fund, MFS® Lifetime® 2035 Fund, MFS® Lifetime® 2040 Fund, MFS® Lifetime® 2045 Fund, MFS® Lifetime® 2050 Fund and MFS® Lifetime® 2055 Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional for the Trust do not differ from those contained in Post-Effective Amendment No. 44 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on August 27, 2015.

Please call the undersigned at (617) 954-4340 or Keli Davis at (617) 954-5873 with any questions you may have.

                                     Very truly yours,

                                     SUSAN A. PEREIRA
                                     Susan A. Pereira
                                     Vice President and Senior Counsel

SAP/bjn
enclosure

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